Trade and other receivables - Schedule of reconciliation of changes in allowance account for credit losses (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 GBP (£)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	£ 741
Allowance account for credit losses of financial assets, ending balance	560		£ 741
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	741		672
Exchange adjustments	51		31
Charge for the year, net of recoveries	220		167
Uncollectible amounts written off	(452)		(124)
Reclassification to held for sale (note 10)	0		(5)
Allowance account for credit losses of financial assets, ending balance	560		£ 741
Trade receivables | Arrears Management Program
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Uncollectible amounts written off	£ (270)	$ (333)